Segment Information (Details) - Schedule of Assets from Continuing Operations by Segments - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Segment assets
Total segment assets from continuing operations	$ 243,936	$ 223,235
Auto service [Member]
Segment assets
Total segment assets from continuing operations	153,889	136,387
Auto eInsurance service [Member]
Segment assets
Total segment assets from continuing operations	64,679	66,274
Others [Member]
Segment assets
Total segment assets from continuing operations	$ 25,368	$ 20,574